Insurance Contract Liabilities and Reinsurance Assets - Summary of Change in Insurance Contract Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	$ 304,605	$ 297,505
New policies	3,657	3,986
Normal in-force movement	1,879	13,025
Changes in methods and assumptions	(782)	324
Impact of U.S. Tax Reform		2,246
Increase due to decision to change the portfolio asset mix supporting legacy businesses		1,383
Impact of changes in foreign exchange rates	19,295	(13,864)
Ending balance	328,654	304,605
Net actuarial liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	263,091	251,738
New policies	3,269	3,545
Normal in-force movement	2,044	15,192
Changes in methods and assumptions	(173)	305
Impact of U.S. Tax Reform		2,246
Impact of annuity coinsurance transactions	(11,156)
Increase due to decision to change the portfolio asset mix supporting legacy businesses		1,340
Impact of changes in foreign exchange rates	15,686	(11,275)
Ending balance	272,761	263,091
Other insurance contract liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	11,155	10,815
Normal in-force movement	985	930
Changes in methods and assumptions	(1)	(28)
Impact of changes in foreign exchange rates	829	(562)
Ending balance	12,968	11,155
Net insurance contract liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	274,246	262,553
New policies	3,269	3,545
Normal in-force movement	3,029	16,122
Changes in methods and assumptions	(174)	277
Impact of U.S. Tax Reform		2,246
Impact of annuity coinsurance transactions	(11,156)
Increase due to decision to change the portfolio asset mix supporting legacy businesses		1,340
Impact of changes in foreign exchange rates	16,515	(11,837)
Ending balance	285,729	274,246
Reinsurance assets [member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	30,359	34,952
New policies	388	441
Normal in-force movement	(1,150)	(3,097)
Changes in methods and assumptions	(608)	47
Impact of annuity coinsurance transactions	11,156
Increase due to decision to change the portfolio asset mix supporting legacy businesses		43
Impact of changes in foreign exchange rates	2,780	(2,027)
Ending balance	$ 42,925	$ 30,359